1
STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
See Notes to Statement of Investments
BNY Mellon Sustainable Global Emerging Markets ETF
Description Shares Value ($)
Common Stocks – 98.5%
Brazil – 3.8%
Afye Ltd., Class A
(a)
7,252 105,009
Fleury SA 24,130 92,156
WEG SA 24,585 149,590
346,755
China – 30.5%
Aier Eye Hospital Group Co. Ltd., Class A 14,100 71,482
By-health Co. Ltd., Class A 43,700 172,319
Flat Glass Group Co. Ltd., Class H 31,000 123,053
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A 10,597 129,388
Hualan Biological Engineering, Inc., Class A 15,600 61,808
Jiangsu Hengrui Medicine Co. Ltd., Class A 18,900 121,589
LONGi Green Energy Technology Co. Ltd., Class A 17,000 187,243
Medlive Technology Co. Ltd.
(a)(b)
21,000 33,990
NARI Technology Co. Ltd., Class A 43,500 239,185
Pharmaron Beijing Co. Ltd., Class H
(b)
13,148 166,520
Ping An Insurance Group Co. of China Ltd., Class
H 20,000 156,213
Shenzhen Inovance Technology Co. Ltd., Class A 27,500 259,173
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A 2,500 126,969
StarPower Semiconductor Ltd., Class A 2,300 115,807
Sungrow Power Supply Co. Ltd., Class A 13,200 236,384
Wuhan DR Laser Technology Corp. Ltd., Class A 4,500 170,291
Xinjiang Goldwind Science & Technology Co.
Ltd., Class H 90,000 155,828
Xpeng , Inc., Class A
(a)
6,300 100,919
Yadea Group Holdings Ltd.
(b)
98,000 139,011
2,767,172
Denmark – 1.7%
Novozymes A/S, Class B 2,276 155,640
France – 1.5%
L'Oreal SA 325 137,595
Germany – 1.5%
Infineon Technologies AG 3,398 138,708
Hong Kong – 4.1%
AIA Group Ltd. 28,800 297,897
Vitasoy International Holdings Ltd. 37,056 72,239
370,136
India – 28.2%
Apollo Hospitals Enterprise Ltd. 2,219 132,545
Asian Paints Ltd. 2,973 125,587
Dr. Lal PathLabs Ltd.
(b)
4,370 173,954
Godrej Consumer Products Ltd.
(a)
20,846 248,149
Havells India Ltd. 6,927 109,945
HDFC Asset Management Co. Ltd.
(b)
2,398 70,864
HDFC Bank Ltd. 12,664 252,134
Hindustan Unilever Ltd. 7,593 231,359
Housing Development Finance Corp. Ltd. 8,850 298,983
Indus Towers Ltd. 35,184 119,076
INFO Edge India Ltd. 2,060 135,290
Marico Ltd. 36,547 236,333
PB Fintech Ltd.
(a)
8,541 90,998
Syngene International Ltd.
(a)(b)
9,070 69,293
Tata Consultancy Services Ltd. 5,365 268,618
2,563,128
BNY Mellon Sustainable Global Emerging Markets ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Indonesia – 2.7%
Bank Rakyat Indonesia ( Persero ) Tbk PT 877,364 248,288
Kenya – 0.9%
Safaricom PLC 251,350 81,645
Mexico – 0.8%
Bolsa Mexicana de Valores SAB de CV 40,144 68,580
Netherlands – 2.4%
ASML Holding NV 329 219,624
Philippines – 1.9%
Ayala Corp. 10,220 174,427
Russia – 1.4%
Headhunter Group PLC, ADR 2,862 126,815
South Africa – 4.0%
Capitec Bank Holdings Ltd. 857 112,526
Clicks Group Ltd. 6,765 129,895
Discovery Ltd.
(a)
11,757 119,008
361,429
South Korea – 3.9%
Samsung SDI Co. Ltd. 723 350,255
Taiwan – 7.0%
Delta Electronics, Inc. 16,000 154,167
Taiwan Semiconductor Manufacturing Co. Ltd. 21,000 480,190
634,357
United States – 2.2%
Livent Corp.
(a)
8,622 198,392
Total Investments (cost $9,859,562) 98.5% 8,942,946
Cash and Receivables (Net) 1.5% 136,654
Net Assets 100.0% 9,079,600
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $653,632 or 7.20%
of net assets.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund's an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on
the day of valuation on the securities exchange or national
securities market on which such securities primarily are traded.
Securities listed on the National Association of Securities
Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the
official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed
security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used
when no asked price is available. Open short positions for
which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net
asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by
the Trust's Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31,
2022 in valuing the fund’s investments:

3
Fair Value Measurements
Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified if
certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
At January 31, 2022, accumulated net unrealized depreciation on investments was $916,616, consisting of $107,505 gross
unrealized appreciation and $1,024,121 gross unrealized
depreciation.
At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,942,946 — — 8,942,946
†
See Statement of Investments for additional detailed categorizations, if any.